Share-Based Compensation	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation

14.    Share-Based Compensation

At the closing of the Transaction on June 10, 2021, ADK LLC’s share-based compensation awards (as such terms are defined below) were converted into equity in indie at the Exchange Ratio of 27.80. Share and per share information below have been converted from historical disclosure based on the Exchange Ratio.

Profit Interests

Historically, per the ADK LLC Operating Agreement, ADK LLC issued Class B units (“Profits Interests” or “Class B units”) to employees, directors and consultants. Class B units entitle the holders of such units to a share of ADK LLC’s profits and distributions of ADK’s assets to the extent their capital accounts are positive. Holders of Class B units do not have voting rights except to the extent required by law.

The board of directors authorized 14,284,919 shares (or 513,846 units prior to the exchange) for grant under the ADK LLC Operating Agreement. The Class B units generally have a four-year vesting schedule, in which 25% of units vest after 12 months and the remaining 75% vest monthly over the following three-year period.

These Profit Interests are equity-classified awards. No compensation cost was recognized historically until the closing of the Transaction.

Phantom Units

On January 29, 2021, indie issued Phantom Units that give employees rights to receive, upon vesting, either 1,751,360 shares of Class A common stock (or 62,998 Phantom Units prior to giving effect to the Exchange Ratio) or the equivalent in cash at the election of indie (the “Phantom Units”). These Phantom Units had a grant date fair value of $6.83 per share of Class A common stock. The Phantom Units generally have a four-year vesting schedule, in which 25% of units vest after 12 months and the remaining 75% vest monthly over the following three-year period. Certain awards vest based on specific performance conditions. Notwithstanding the foregoing, no Phantom Units vest until December 10, 2021.

These Phantom Units are equity-classified awards. No compensation cost was recognized historically until the closing of the Transaction.

Unvested Earn-out Shares

A portion of the earn-out shares may be issued to individuals with unvested equity awards. While the payout of these shares require achievement of the Earn-out Milestones, the individuals are required to complete the remaining service period associated with these unvested equity awards to be eligible to receive the earn-out shares. As a result, these unvested earn-out shares are equity-classified awards and have an aggregated grant date fair value of $3,919 (or $9.20 per share).

2021 Omnibus Equity Incentive Plan

The Company’s Board of Directors adopted the indie Semiconductor, Inc. 2021 Omnibus Equity Incentive Plan (the “2021 Plan”) effective June 10, 2021, which provides for the granting of nonqualified stock options, incentive stock options, restricted stock awards, stock appreciation rights, performance stock awards, performance stock awards, unrestricted stock awards, distribution equivalent rights or any combination of the foregoing to employees and directors for a total of 10,368,750 shares. The primary purpose of the 2021 Plan is to enhance the Company’s ability to attract, motivate and retain the services of qualified employees, officers and directors.

Accounting Policy

The Company accounts for share-based compensation arrangements with employees in accordance with ASC 718-10, Compensation — Stock Compensation, which requires the Company to account for the compensation expense related to all equity awards on a fair value based method.

Prior to the consummation of the Transaction, the grant date fair value of the Class B units were determined using the Monte Carlo simulation. The significant assumptions used in valuation include the constant risk-free rate, constant volatility factor and the Geometric Brownian Motion. The following table presents the weighted average assumptions used in the valuations for grants in the nine months ended September 30, 2021 (there were no grants in the three months ended September 30, 2021):

Nine Months Ended September 30, 2021
Constant risk free rate	0.8%
Constant volatility factor	40.0%
Geometric Brownian Motion	0.981

The grant date fair value of the Phantom Units was determined by dividing the expected equity value of the Company upon the Transaction by the Company’s expected capitalization structure at the time of the grant.

The grant date fair value of the earn-out shares was valued based on the fair value of the earn-out liability at inception divided by total shares subject to earn-out liability.

The grant date fair value of restricted stock units issued per the 2021 Plan was valued based on indie’s common stock on the date of grant.

For all Class B units and Phantom Units, the consummation of the Transaction is considered to be a qualifying liquidation event, such that all historically vested units are now considered to have value. As a result, the Company recognized the expenses pro-rata over the term of the vesting period or per the satisfaction of performance conditions.

Expenses related to all unvested shares will be recognized pro-rata through the remainder of the vesting period or when the performance conditions become probable in accordance with ASC 718.

Stock compensation expense is recorded in research and development and general and administrative expenses based on the classification of the work performed by the grantees.

The following table sets forth the share-based compensation for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Research and development	2,588	—	5,185	—
Selling, general, and administrative	3,629	—	9,000	—
Total	$6,217	$—	$14,185	$—

The following table sets forth the changes in the Company’s outstanding equity awards during the nine months ended September 30, 2021:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested shares as of December 31, 2020	3,868,225	$2.72
Granted	5,188,548	$8.61
Vested	(2,005,004)	$5.31
Forfeited	(78,036)	$6.65
Nonvested shares as of September 30, 2021	6,973,733	$8.58

As of September 30, 2021, there was $44,538 of total unrecognized share-based compensation costs related to all unvested shares.